Employment Continuing Operations - Summary of Average Number of Employees (Detail) - Continuing Operations [Member] - Employees	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of average number of employees [Line Items]
Average number of employees	85,363	82,889	74,186
Asia [member]
Disclosure of average number of employees [Line Items]
Average number of employees	1,431	1,374	466
Europe [member]
Disclosure of average number of employees [Line Items]
Average number of employees	42,709	42,606	36,883
Europe [member] | Europe Heavyside [member]
Disclosure of average number of employees [Line Items]
Average number of employees	24,401	24,551	18,131
Europe [member] | Europe Lightside [member]
Disclosure of average number of employees [Line Items]
Average number of employees	7,272	7,084	7,360
Europe [member] | Europe Distribution [member]
Disclosure of average number of employees [Line Items]
Average number of employees	11,036	10,971	11,392
Americas [member]
Disclosure of average number of employees [Line Items]
Average number of employees	41,223	38,909	36,837
Americas [member] | Americas Materials [member]
Disclosure of average number of employees [Line Items]
Average number of employees	24,077	22,650	20,125
Americas [member] | Americas Products [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	17,146	16,259	16,712